Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to May 17, 2022, the date that the financial statements were issued.

July 2022 ABCImpact Loan

On July 8, 2022, the Company borrowed $100,000 (the “July Loan”) from ABCImpact, evidenced by a 10% Convertible Debenture (the “July Debenture”). Pursuant to the July Debenture, ABCImpact has the option to loan up to an additional $4,850,000 to the Company.

ABCImpact previously loaned $50,000 to the Company pursuant to a convertible debenture substantially similar to the July Debenture. See “Note 7 - Short-Term and Long-Term Debt, Convertible Debenture” above.

The maturity date of the July Debenture is the earlier of 12 months from the issue date and the date of a Liquidity Event (as defined in the July Debenture), and is the date upon which the principal and interest shall be due and payable. The July Debenture bears interest at a fixed rate of 10% per annum. Any overdue accrued and unpaid interest shall entail a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law, which shall accrue daily from the date such interest is due through and including the date of actual payment in full.

The Company intends to use the net proceeds from the July Loan for general corporate purposes and working capital.

The then outstanding and unpaid principal and interest shall be converted into shares of Company common stock and an equal number of common stock purchase warrants (the “July Loan Warrant”) at the option of ABCImpact, at a conversion price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the July Debenture. The July Debenture is subject to a beneficial ownership limitation of 4.99% (or 9.99% in ABCImpact’s discretion).

The Company may not prepay the July Debenture without the prior written consent of ABCImpact.

The July Debenture contains customary events of default for a transaction such as the July Loan. If any event of default occurs, the outstanding principal amount under the July Debenture, plus accrued but unpaid interest, liquidated damages and other amounts owing through the date of acceleration, shall become, at ABCImpact’s election, immediately due and payable in cash at the Mandatory Default Amount. “Mandatory Default Amount” means the sum of (a) the greater of (i) the outstanding principal amount of the July Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the July Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the July Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the July Debenture.

The July Loan Warrant has an exercise price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the July Loan Warrant. The exercise period of the July Loan Warrant is for five years from the issue date.

The exercise of the July Loan Warrant is subject to a beneficial ownership limitation of 4.99% (or 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise.

The shares underlying the July Debenture and the July Loan Warrant have “piggy-back” registration rights afforded to them.

Forbearance Agreement

On July 15, 2022, the Company entered into a Forbearance Agreement (the “Forbearance Agreement”) with GLD with respect to the GLD Debenture, and LTP with respect to the LTP Debenture (with the GLD Debenture, the “Debentures” and each sometimes, a “Debenture”).

Pursuant to the Forbearance Agreement, GLD and LTP each agreed to forbear from exercising its rights against the Company under the applicable Debenture until the earlier of (i) a default under the Forbearance Agreement or a new default under such Debenture or (ii) October 15, 2022 (the “Forbearance Period”).

Prior to the expiration of the Forbearance Period, the Company agreed to cause a sale of the GLD Debenture to ABCImpact, or as directed by ABCImpact, at a purchase price equal to the outstanding balance due and payable on the GLD Debenture by no later than October 15, 2022, which shall be in full and complete satisfaction of the Company’s obligations to GLD under the GLD Debenture.

The Company agreed to pay certain of GLD’s legal fees in the amount of $25,000, payable no later than August 31, 2022.

Until the date that the GLD Debenture is sold to ABCImpact and the LTP Debenture has been repaid in full, the Company shall cause Mayer and Associates LLC, a shareholder of the Company, to be restricted from exercising its existing option for 18,400,000 shares of Company common stock at $.0001 per share.

As partial consideration for GLD entering into the Forbearance Agreement, the Company agreed to issue to GLD 2,100,000 shares of the common stock of the Company at a price per share of $.0001 (the “GLD Consideration Shares”), which GLD Consideration Shares (i) at the time of their issuance thereafter shall be subject to all applicable restrictions under relevant securities laws and (ii) shall be registered for resale on a Registration Statement on Form S-1 (the “Form S-1”). In addition, as partial consideration for LTP entering into the Forbearance Agreement, the Company agreed to issue to LTP 1,600,000 shares of the common stock of the Company at a price per share of $.0001 (the “LTP Consideration Shares”). The issuance of the GLD Consideration Shares and the LTP Consideration Shares are subject to restrictions as described in the Forbearance Agreement and will not trigger any anti-dilution provisions of any convertible securities of the Company that may be held by GLD or LTP or their affiliates in whatever form, including the Debentures.

The Company also agreed to use its best efforts to effect a spin-off of an existing to-be-determined subsidiary of the Company, pursuant to the terms described in the Forbearance Agreement.

Following the occurrence of any of the following Events of Default, each of LTP and GLD may exercise any or all remedies as provided under the Forbearance Agreement, the applicable Debenture or applicable law:

●	The failure of the Company to observe, or timely comply with, or perform any covenant or term contained in the Forbearance Agreement;

●	Any warranty or representation made or deemed made by the Company in the Forbearance Agreement is or shall be untrue in any material respect;

●	The failure of the Company to observe, or timely comply with, or perform any covenant or term contained in the GLD Debenture (other than those subject to an event of default existing prior to the date of the Forbearance Agreement under the GLD Debenture, which shall not be deemed an event of default under the Forbearance Agreement);

●	The failure by ABCImpact to purchase the GLD Debenture by October 15, 2022;

●	The failure by the Company to pay GLD’s legal fees by August 31, 2022; or

●	The failure of the Company to file the Form S-1 by August 15, 2022 or to cause the Form S-1 to be declared effective by the SEC by October 15, 2022.

August 2022 ABCImpact Loan

On August 8, 2022, the Company borrowed $100,000 (the “August Loan”) from ABCImpact, evidenced by a 10% Convertible Debenture (the “August Debenture”). Pursuant to the August Debenture, ABCImpact has the option to loan up to an additional $4,750,000 to the Company.

ABCImpact previously loaned an aggregate of $150,000 to the Company pursuant to convertible debentures substantially similar to the August Debenture. See “Note 7 - Short-Term and Long-Term Debt, Convertible Debenture” and “Note 15 – Subsequent Events, July 2022 ABCImpact Loan” above.

The maturity date of the August Debenture is the earlier of 12 months from the issue date and the date of a Liquidity Event (as defined in the August Debenture), and is the date upon which the principal and interest shall be due and payable. The August Debenture bears interest at a fixed rate of 10% per annum. Any overdue accrued and unpaid interest shall entail a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law, which shall accrue daily from the date such interest is due through and including the date of actual payment in full.

The Company intends to use the net proceeds from the August Loan for general corporate purposes and working capital.

The then outstanding and unpaid principal and interest shall be converted into shares of Company common stock and an equal number of common stock purchase warrants (the “August Loan Warrant”) at the option of ABCImpact, at a conversion price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the August Debenture. The August Debenture is subject to a beneficial ownership limitation of 4.99% (or 9.99% in ABCImpact’s discretion).

The Company may not prepay the August Debenture without the prior written consent of ABCImpact.

The August Debenture contains customary events of default for a transaction such as the August Loan. If any event of default occurs, the outstanding principal amount under the August Debenture, plus accrued but unpaid interest, liquidated damages and other amounts owing through the date of acceleration, shall become, at ABCImpact’s election, immediately due and payable in cash at the Mandatory Default Amount. “Mandatory Default Amount” means the sum of (a) the greater of (i) the outstanding principal amount of the August Debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the August Debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the August Debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the August Debenture.

The August Loan Warrant has an exercise price per share of $0.05, subject to adjustment (including pursuant to certain dilutive issuances) pursuant to the terms of the August Loan Warrant. The exercise period of the August Loan Warrant is for five years from the issue date.

The exercise of the August Loan Warrant is subject to a beneficial ownership limitation of 4.99% (or 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise.

The shares underlying the August Debenture and the August Loan Warrant have “piggy-back” registration rights afforded to them.

Note 18-Subsequent Events

On March 8, 2022, the Company defaulted on the Senior Secured Convertible Debenture to Legacy Tech Partners, LLC in the principal amount of $47 thousand and accrued interest of $9 thousand. (See Note 6 - Short-Term and Long-Term Debt)

On March 28, 2022 Legacy Education Alliance International, Ltd, made a motion of Withdrawal of Rejection of Proofs of Debt of (a) Elite Legacy Education UK, Ltd (b) Legacy Education Alliance Holdings, Inc. and (c) Legacy Education Alliance Hong Kong Ltd. A request was made for an extension of April 30, 2022.

On March 29, 2022, the First Draw Paycheck Protection Program Note Agreement in the amount of $1000 thousand was amended and restated by extending the maturity date from April 24, 2022 to a maturity date of April 24, 2025. The interest rate is fixed and will not be changed over the life of the loan. The Company must pay monthly principal and interest payments on the outstanding principal balance on the loan amortized over the remaining term of the loan, beginning on the first day of the month following the date on which the amount of forgiveness determined under Section 1106 of the CARES Act is remitted to the lender until maturity. Payments of principal and interest must be made on the first calendar day in the months they are due.

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to March 31, 2022, the date that the financial statements were issued. Other than those listed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.